Income Taxes - Reconciliation of Effective Income Taxes Rate (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of effective income taxes rate
Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.72%	0.95%	(0.02%)
Non-U.S. income taxed at rates different than the U.S. statutory rate	(7.57%)	(9.86%)	(8.99%)
Benefit of scheduled tax credits	(1.32%)	(3.88%)
Foreign source income	$ 3.47	$ 60.94	$ 5.64
Non-deductible expenses	2.79%	(2.42%)	(0.97%)
Non-U.S. adjustments to valuation allowances	(0.43%)	8.18%	(5.72%)
Nontaxable foreign gain	0.00%		(11.47%)
Change in unrecognized tax benefits	0.00%	0.69%	(8.97%)
Other	(0.08%)	(0.65%)	2.09%
Effective income tax rate	32.58%	88.95%	6.59%